SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Investment income, less investment expense									$ 3,971	$ 4,102	$ 4,444
Realized capital gains and losses									503	(827)	(583)
Total revenues	8,236	8,242	8,081	8,095	8,087	7,908	7,656	7,749	32,654	31,400	32,013
Costs and expenses
Interest expense									367	367	392
Other operating expenses									3,739	3,542	3,281
Total costs and expenses									31,688	30,319	30,728
Income tax benefit									(172)	(189)	(412)
Net income	712	175	(624)	524	293	361	137	120	787	911	888
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									988	2,939	4,138
Allstate Corporation
Revenues
Investment income, less investment expense									16	14	10
Realized capital gains and losses									28	(1)	1
Other income									9	11	21
Total revenues									53	24	32
Costs and expenses
Interest expense									365	365	389
Other operating expenses									63	22	18
Total costs and expenses									428	387	407
Loss from operations before income tax benefit and equity in net income (loss) of subsidiaries									(375)	(363)	(375)
Income tax benefit									(135)	(135)	(144)
Loss before equity in net income (loss) of subsidiaries									(240)	(228)	(231)
Equity in net income (loss) of subsidiaries									1,027	1,139	1,119
Net income									787	911	888
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									$ 988	$ 2,939	$ 4,138